Annual Report

                                              EQUITY INCOME
                                              FUND - ADVISOR
                                              CLASS

                                              DECEMBER 31, 2000

                                     [LOGO]
                                 T. ROWE PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Equity Income Fund - Advisor Class

o     In a tumultuous year for stocks, the fund provided strong results.

o Returns for the six-month and since-inception periods ended December 31, 2000, were comfortably ahead of both the S&P 500 and the Lipper average for similar funds.

o Our strategy concentrated on buying the shares of solid companies that had declined and selling stocks that had run up in value.

o Stock valuations are more appealing than a year ago, and we have been focusing on good investment opportunities with reasonable growth prospects in 2001.

UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS

In what will be remembered as one of the most tumultuous years in recent history, the stock market limped to the finish line with its first loss in several years and its worst overall showing in more than two decades. During the year, the Fed maintained a generally restrictive monetary policy, the economy showed signs of deceleration, and once high-flying sectors finally experienced the effects of gravity. In this challenging environment, your fund provided strong results as value stocks returned to favor.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                                                           Since
                                                                       Inception
Periods Ended 12/31/00                                    6 Months     (3/31/00)
--------------------------------------------------------------------------------
Equity Income Fund -
Advisor Class                                               16.38%        16.62%
--------------------------------------------------------------------------------
S&P 500 Index                                               -8.72        -11.15
--------------------------------------------------------------------------------
Lipper Equity Income
Funds Average                                                9.02          7.93
--------------------------------------------------------------------------------

As shown in the table, your fund posted a 16.38% gain for the six-month period ended December 31, 2000, comfortably ahead of both the unmanaged Standard & Poor's 500 Stock Index and the Lipper category of similarly managed funds. For the nine months, we were gratified by the fund's strong competitive return of 16.62%, which easily outpaced both benchmarks.

Investors Rediscover Quality

The most notable story of 2000 was the return to earth of the most aggressive market sectors and the consequent reevaluation of risk tolerance by investors. In a nutshell, a lot of people lost a ton of money betting on companies that, as hindsight clearly shows, should never have attracted the capital that had been heaped upon them to begin with. The rapid rise and fall of companies such as priceline.com, Amazon.com, and a bevy of other dot-coms has been extensively chronicled. This crescendo of speculation reached a high point last summer when one of the small telecommunications equipment start-ups in our region, admittedly one with good prospects, went public and within days had a market capitalization greater than that of General Motors. The unholy alliance between entrepreneurs, venture capitalists, and the unwitting public has, in many cases, come to a sad ending. This unwinding process resulted in the worst performance for the Nasdaq Composite (down nearly 40%) since the benchmark was created in 1971. The good news in all of this is that such carnage has undoubtedly created some interesting investment opportunities for us to consider.

Many of the beneficiaries of this difficult environment were companies with defensive characteristics and those that appeared, according to our assessment, to be undervalued. Companies with predictable revenue and earnings streams fared especially well in the turmoil of 2000. After all, at the beginning of the year, who would have guessed that the best performing S&P sector would be the electric and gas utility industry?

YEAR-END DISTRIBUTION

On December 12, your Board of Trustees declared a fourth-quarter income dividend of $0.14, bringing the year-to-date total to $0.36. On the same day, a $1.93 capital gain distribution was declared, all of which was long term. The dividend and capital gain distributions were paid on December 14, 2000, to shareholders of record on December 12.

PORTFOLIO REVIEW

   [The following table was depicted as a pie chart in the printed material.]

----------------------
SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
Business Services and Transportation        5%
Technology                                  7%
Capital Equipment and Porcess Industries
  and Basic Materials                      11%
Consumer Services and Consumer Cyclicals   13%
Reserves                                    5%
Energy and Utilities                       22%
Financial                                  19%
Consumer Nondurables                       18%
--------------------------------------------------------------------------------
Based on net assets as of 12/31/00.

Over the last six months, holdings in the utility, health care, consumer products, financial, and energy sectors helped the fund's performance. The portfolio's largest allocation was to energy and utilities at 22% of net assets, followed by financial and consumer nondurables at 19% and 18%, respectively. These sectors provided positive returns in the second half of the year when many stocks struggled. The fund also benefited from continued merger and acquisition activity, such as the acquisitions of Fort James, J.P. Morgan, and Honeywell International. Despite the fund's strong return, we also had some losers in the portfolio, including Xerox and Lucent Technologies. Fortunately, some of the fund's better performing positions more than offset our less successful selections.

Maintaining a Balanced Course

As can be seen in the Major Portfolio Changes table following this letter, we made several transactions that are representative of how we manage the fund. Many of the positions we reduced or eliminated during the past six months had generated good returns over the time we held the stocks. Holdings eliminated from the portfolio during the past six months were Fort James, Merck, and Anheuser-Busch. Our general strategy is to reduce position size when price appreciation results in less attractive valuations for the shares. For example, as Duke Energy's price rose last year, its relative valuation appeal (the relationship between upside potential and downside risk) became less attractive and we trimmed our stake. On the other hand, the stocks of companies like Sprint and Hewlett-Packard had declined fairly sharply, increasing the appeal of their relative valuations, which induced us to initiate positions in the shares. Honeywell International's price declined so sharply in the first half of the year that General Electric decided its relative valuation and strategic appeal was compelling enough to buy Honeywell in its entirety.

In making these portfolio adjustments, we slightly increased the fund's volatility relative to the S&P 500. As the market's value structure has changed, it makes sense for us to take on slightly more risk. For example, at certain levels, some technology companies may offer better opportunities as value plays than utility stocks that have appreciated strongly.

The Fund's Profile Remains Conservative

FINANCIAL PROFILE
--------------------------------------------------------------------------------
                                                       Equity Income
As of  12/31/00                                                  Fund    S&P 500
--------------------------------------------------------------------------------
Current Yield                                                    2.3%       1.2%
--------------------------------------------------------------------------------
Price/Book Ratio                                                 3.3X       5.9X
--------------------------------------------------------------------------------
Price/Earnings Ratio
(2001 estimated EPS)                                            16.2X      24.0X
--------------------------------------------------------------------------------
Historical Beta
(based on monthly
returns for 5 years)                                             0.61       1.00
--------------------------------------------------------------------------------

As shown in the Financial Profile table, the fund's holdings sell at a substantial discount to the overall market. We remain attracted to stocks whose levels of relative valuation (in terms of price/earnings, price/cash flow, and dividend yield) appear to offer a good combination of upside potential and tolerable downside risk.

We are attracted to relatively inexpensive stocks, and our commitment to value investing continues to be a cornerstone of the fund's investment approach.

OUTLOOK

Following last year's correction in overextended areas of the market, general stock valuations have become more reasonable. The 9% decline in the S&P 500 and the 39% pullback in the Nasdaq Composite have drained much of the speculative excess that was evident a year ago. These price contractions have created a number of interesting investment opportunities for us. As we write this letter, all eyes are on the economy and on Washington to see how severe the economic slowdown will be, and what steps the Federal Reserve and the new administration will take to stimulate a renewal of economic growth. Much of the pain now seems to be behind us, and negative investor sentiment is fairly widespread--a bullish sign. While further market turbulence is likely, we believe there are many good investment opportunities offering above-average dividend yields and reasonable prospects for capital appreciation over the intermediate term.

We appreciate your confidence and support.

Respectfully submitted,


/s/ Brian C. Rogers

Brian C. Rogers
President of the fund and chairman of the fund's Investment Advisory Committee

January 12, 2001

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

(Please check our Web site at www.troweprice.com for a video or audio interview with Brian Rogers.)

T. ROWE PRICE EQUITY INCOME FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/00
--------------------------------------------------------------------------------

Mellon Financial                                                            2.5%
--------------------------------------------------------------------------------
Exxon Mobil                                                                 2.0
--------------------------------------------------------------------------------
American Home Products                                                      1.8
--------------------------------------------------------------------------------
BP Amoco                                                                    1.8
--------------------------------------------------------------------------------
Fannie Mae                                                                  1.6
--------------------------------------------------------------------------------

SBC Communications                                                          1.6
--------------------------------------------------------------------------------
Lockheed Martin                                                             1.6
--------------------------------------------------------------------------------
3M                                                                          1.6
--------------------------------------------------------------------------------
Union Pacific                                                               1.6
--------------------------------------------------------------------------------
Verizon Communications                                                      1.5
--------------------------------------------------------------------------------

Texaco                                                                      1.5
--------------------------------------------------------------------------------
Hershey Foods                                                               1.5
--------------------------------------------------------------------------------
FleetBoston Financial                                                       1.5
--------------------------------------------------------------------------------
Rockwell International                                                      1.5
--------------------------------------------------------------------------------
International Paper                                                         1.4
--------------------------------------------------------------------------------

J. P. Morgan                                                                1.4
--------------------------------------------------------------------------------
DuPont                                                                      1.4
--------------------------------------------------------------------------------
Chevron                                                                     1.4
--------------------------------------------------------------------------------
American General                                                            1.3
--------------------------------------------------------------------------------
Citigroup                                                                   1.3
--------------------------------------------------------------------------------

ALLTEL                                                                      1.3
--------------------------------------------------------------------------------
Bank One                                                                    1.3
--------------------------------------------------------------------------------
Royal Dutch Petroleum                                                       1.3
--------------------------------------------------------------------------------
Waste Management                                                            1.2
--------------------------------------------------------------------------------
Gillette                                                                    1.2
--------------------------------------------------------------------------------

Total                                                                      38.1%

Note: Table excludes reserves.

T. ROWE PRICE EQUITY INCOME FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS

MAJOR PORTFOLIO CHANGES

Listed in descending order of size

6 Months Ended 12/31/00

Ten Largest Purchases
--------------------------------------------------------------------------------
Sprint*
--------------------------------------------------------------------------------
Hewlett-Packard*
--------------------------------------------------------------------------------
Lucent Technologies*
--------------------------------------------------------------------------------
Motorola
--------------------------------------------------------------------------------
Gillette
--------------------------------------------------------------------------------
Intel*
--------------------------------------------------------------------------------
Aon*
--------------------------------------------------------------------------------
Ford Motor*
--------------------------------------------------------------------------------
Honeywell International*
--------------------------------------------------------------------------------
AT&T
--------------------------------------------------------------------------------

Ten Largest Sales
--------------------------------------------------------------------------------
Fort James**
--------------------------------------------------------------------------------
Pharmacia
--------------------------------------------------------------------------------
Duke Energy
--------------------------------------------------------------------------------
St. Paul Companies
--------------------------------------------------------------------------------
General Mills
--------------------------------------------------------------------------------
Verizon Communications
--------------------------------------------------------------------------------
Kimberly-Clark
--------------------------------------------------------------------------------
Merck**
--------------------------------------------------------------------------------
Exxon Mobil
--------------------------------------------------------------------------------
Anheuser-Busch**
--------------------------------------------------------------------------------
*     Position added
**    Position eliminated


6
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T. ROWE PRICE EQUITY INCOME FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

                               [GRAPHIC OMITTED]


TOTAL RETURN

                                                              Since    Inception
Period Ended 12/31/00                                     Inception         Date
--------------------------------------------------------------------------------
Equity Income Fund - Advisor Class                           16.62%      3/31/00
--------------------------------------------------------------------------------

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.


7
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T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS               For a share outstanding throughout the period
--------------------------------------------------------------------------------

Equity Income Advisor Class shares
                                                                      3/31/00
                                                                      Through
                                                                     12/31/00

NET ASSET VALUE

Beginning of period                                                   $ 23.24
                                                                      -------

Investment actvities
 Net investment income (loss)                                            0.36
 Net realized and
 unrealized gain (loss)                                                  3.41
                                                                      -------

 Total from
 investment activities                                                   3.77
                                                                      -------

Distributions
 Net investment income                                                  (0.40)
 Net realized gain (loss)                                               (1.93)
                                                                      -------

Total distributions                                                     (2.33)
                                                                      -------

NET ASSET VALUE
End of period                                                         $ 24.68
                                                                      =======

Ratios/Supplemental Data

Total Return*                                                           16.62%
--------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                                                       0.60%+
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                                                               2.09%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                                  21.9%+
Net assets, end of period
(in thousands)                                                        $   851
--------------------------------------------------------------------------------
* Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
+     Annualized

The accompanying notes are an integral part of these financial statements.


8
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T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

PORTFOLIO OF INVESTMENTS                               Shares              Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 94.7%

FINANCIAL 19.3%

Bank and Trust 10.2%

Bank of America                                     1,490,000         $   68,354
--------------------------------------------------------------------------------
Bank One                                            3,500,000            128,187
--------------------------------------------------------------------------------
Firstar                                             1,920,000             44,640
--------------------------------------------------------------------------------
FleetBoston Financial                               4,106,000            154,232
--------------------------------------------------------------------------------
J. P. Morgan                                          860,000            142,330
--------------------------------------------------------------------------------
Mellon Financial                                    5,180,000            254,791
--------------------------------------------------------------------------------
Mercantile Bankshares                               1,630,000             70,243
--------------------------------------------------------------------------------
National City                                       1,920,000             55,200
--------------------------------------------------------------------------------
Wells Fargo                                         2,160,000            120,285
--------------------------------------------------------------------------------
                                                                       1,038,262
                                                                      ----------

Insurance 6.2%

American General                                    1,658,600            135,176
--------------------------------------------------------------------------------
Aon                                                 1,680,000             57,540
--------------------------------------------------------------------------------
Chubb                                               1,340,000            115,910
--------------------------------------------------------------------------------
Lincoln National                                    1,530,000             72,388
--------------------------------------------------------------------------------
SAFECO                                              2,400,000             78,975
--------------------------------------------------------------------------------
St. Paul Companies                                  1,085,000             58,929
--------------------------------------------------------------------------------
UnumProvident                                       4,030,000            108,306
--------------------------------------------------------------------------------
                                                                         627,224
                                                                      ----------

Financial Services 2.9%

Citigroup                                           2,590,000            132,252
--------------------------------------------------------------------------------
Fannie Mae                                          1,920,000            166,560
--------------------------------------------------------------------------------
                                                                         298,812
                                                                      ----------
Total Financial                                                        1,964,298
                                                                      ----------

UTILITIES 10.2%

Telephone 6.4%

ALLTEL                                              2,110,000            131,743
--------------------------------------------------------------------------------
AT&T                                                3,600,000             62,325
--------------------------------------------------------------------------------
BellSouth                                           1,920,000             78,600
--------------------------------------------------------------------------------
SBC Communications                                  3,430,000            163,782
--------------------------------------------------------------------------------
Sprint                                              3,170,000             64,391
--------------------------------------------------------------------------------
Verizon Communications                              3,110,000            155,889
--------------------------------------------------------------------------------
                                                                         656,730
                                                                      ----------


9
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T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                           Shares          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Electric Utilities 3.8%

Duke Energy                                               585,000     $   49,871
--------------------------------------------------------------------------------
Exelon                                                  1,440,000        101,102
--------------------------------------------------------------------------------
FirstEnergy                                             2,168,000         68,428
--------------------------------------------------------------------------------
Niagara Mohawk *                                        2,270,000         37,881
--------------------------------------------------------------------------------
Reliant Energy                                            860,000         37,249
--------------------------------------------------------------------------------
Southern                                                2,780,000         92,435
--------------------------------------------------------------------------------
                                                                         386,966
                                                                      ----------
Total Utilities                                                        1,043,696
                                                                      ----------

CONSUMER NONDURABLES 18.4%

Cosmetics 1.8%

Gillette                                                3,450,000        124,631
--------------------------------------------------------------------------------
International Flavors & Fragrances                      3,070,000         62,360
--------------------------------------------------------------------------------
                                                                         186,991
                                                                      ----------

Beverages 0.9%

Brown-Forman (Class B)                                  1,440,000         95,760
--------------------------------------------------------------------------------
                                                                          95,760
                                                                      ----------

Food Processing 5.5%

Campbell                                                2,306,000         79,845
--------------------------------------------------------------------------------
General Mills                                           2,400,000        106,950
--------------------------------------------------------------------------------
Heinz                                                   2,160,000        102,465
--------------------------------------------------------------------------------
Hershey Foods                                           2,400,000        154,500
--------------------------------------------------------------------------------
Kellogg                                                   960,000         25,200
--------------------------------------------------------------------------------
McCormick                                               2,497,500         90,066
--------------------------------------------------------------------------------
                                                                         559,026
                                                                      ----------

Hospital Supplies/Hospital Management 1.6%

Abbott Laboratories                                     1,920,000         93,000
--------------------------------------------------------------------------------
Becton, Dickinson                                       1,920,000         66,480
--------------------------------------------------------------------------------
                                                                         159,480
                                                                      ----------

Pharmaceuticals 2.8%

American Home Products                                  2,910,000        184,930
--------------------------------------------------------------------------------
Bristol-Myers Squibb                                      720,000         53,235
--------------------------------------------------------------------------------
Pharmacia                                                 770,000         46,970
--------------------------------------------------------------------------------
                                                                         285,135
                                                                      ----------

Miscellaneous Consumer Products 5.8%

Armstrong Holdings                                        860,000          1,774
--------------------------------------------------------------------------------
Clorox                                                    960,000         34,080
--------------------------------------------------------------------------------
Fortune Brands                                          2,690,000         80,700
--------------------------------------------------------------------------------


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T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares              Value
--------------------------------------------------------------------------------
                                                                    In thousands

Hasbro                                               4,800,000        $   51,000
--------------------------------------------------------------------------------
Philip Morris                                        2,690,000           118,360
--------------------------------------------------------------------------------
Procter & Gamble                                     1,440,000           112,950
--------------------------------------------------------------------------------
Stanley Works                                        2,540,000            79,216
--------------------------------------------------------------------------------
UST                                                  3,840,000           107,760
--------------------------------------------------------------------------------
                                                                         585,840
                                                                      ----------
Total Consumer Nondurables                                             1,872,232
                                                                      ----------

CONSUMER SERVICES 7.0%

General Merchandisers 1.0%

J.C. Penney                                          1,630,000            17,726
--------------------------------------------------------------------------------
May Department Stores                                2,640,000            86,460
--------------------------------------------------------------------------------
                                                                         104,186
                                                                      ----------

Specialty Merchandisers 1.3%

Albertson's                                          1,440,000            38,160
--------------------------------------------------------------------------------
Toys "R" Us *                                        5,560,000            92,783
--------------------------------------------------------------------------------
                                                                         130,943
                                                                      ----------

Entertainment and Leisure 2.2%

Disney                                               3,450,000            99,834
--------------------------------------------------------------------------------
Hilton Hotels                                        5,520,000            57,960
--------------------------------------------------------------------------------
McDonald's                                             960,000            32,640
--------------------------------------------------------------------------------
Reader's Digest (Class A)                              960,000            37,560
--------------------------------------------------------------------------------
                                                                         227,994
                                                                      ----------

Media and Communications 2.5%

Dow Jones                                              960,000            54,360
--------------------------------------------------------------------------------
Dun & Bradstreet *                                   1,150,000            29,756
--------------------------------------------------------------------------------
Knight-Ridder                                        1,920,000           109,200
--------------------------------------------------------------------------------
R.R. Donnelley *                                     2,300,000            62,100
--------------------------------------------------------------------------------
                                                                         255,416
                                                                      ----------
Total Consumer Services                                                  718,539
                                                                      ----------

CONSUMER CYCLICALS 5.5%

Automobiles and Related 1.9%

Dana                                                   670,000            10,259
--------------------------------------------------------------------------------
Eaton                                                  770,000            57,895
--------------------------------------------------------------------------------
Ford Motor                                           1,920,000            45,000
--------------------------------------------------------------------------------
Genuine Parts                                        2,880,000            75,420
--------------------------------------------------------------------------------
                                                                         188,574
                                                                      ----------


11
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T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                           Shares          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Building and Real Estate 2.4%

Rouse, REIT                                             2,400,000      $  61,200
--------------------------------------------------------------------------------
Simon Property Group, REIT                              2,960,000         71,040
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, REIT               3,270,000        115,267
--------------------------------------------------------------------------------
                                                                         247,507
                                                                       ---------

Miscellaneous Consumer Durables 1.2%

Black & Decker                                            960,000         37,680
--------------------------------------------------------------------------------
Eastman Kodak                                           2,235,000         88,003
--------------------------------------------------------------------------------
                                                                         125,683
                                                                       ---------
Total Consumer Cyclicals                                                 561,764
                                                                       ---------

TECHNOLOGY 7.0%

Electronic Systems 0.7%

Hewlett-Packard                                         2,400,000         75,750
--------------------------------------------------------------------------------
                                                                          75,750
                                                                       ---------

Information Processing 0.5%

COMPAQ Computer                                         1,920,000         28,896
--------------------------------------------------------------------------------
Unisys *                                                1,630,000         23,839
--------------------------------------------------------------------------------
                                                                          52,735
                                                                       ---------

Office Automation 0.1%

Xerox                                                   2,880,000         13,320
--------------------------------------------------------------------------------
                                                                          13,320
                                                                       ---------

Telecommunications 0.3%

Lucent Technologies                                     2,160,000         29,160
--------------------------------------------------------------------------------
                                                                          29,160
                                                                       ---------

Electronic Components 1.7%

Intel                                                   1,440,000         43,290
--------------------------------------------------------------------------------
Motorola                                                4,080,000         82,620
--------------------------------------------------------------------------------
Texas Instruments                                         960,000         45,480
--------------------------------------------------------------------------------
                                                                         171,390
                                                                       ---------

Aerospace and Defense 3.7%

Honeywell International                                 1,365,000         64,581
--------------------------------------------------------------------------------
Lockheed Martin                                         4,800,000        162,960
--------------------------------------------------------------------------------
Rockwell International                                  3,120,000        148,590
--------------------------------------------------------------------------------
                                                                         376,131
                                                                       ---------
Total Technology                                                         718,486
                                                                       ---------


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T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                           Shares          Value
--------------------------------------------------------------------------------
                                                                    In thousands

CAPITAL EQUIPMENT 1.4%

Electrical Equipment 0.7%

Hubbell (Class B)                                       2,491,000      $  66,012
--------------------------------------------------------------------------------
                                                                          66,012
                                                                       ---------

Machinery 0.7%

Cooper Industries                                         820,000         37,669
--------------------------------------------------------------------------------
Illinois Tool Works                                       580,000         34,546
--------------------------------------------------------------------------------
                                                                          72,215
                                                                       ---------
Total Capital Equipment                                                  138,227
                                                                       ---------

BUSINESS SERVICES AND
TRANSPORTATION 5.3%

Miscellaneous Business Services 2.3%

H&R Block                                               1,263,300         52,269
--------------------------------------------------------------------------------
Moody's                                                 2,110,000         54,200
--------------------------------------------------------------------------------
Waste Management                                        4,560,000        126,540
--------------------------------------------------------------------------------
                                                                         233,009
                                                                       ---------

Railroads 2.1%

Norfolk Southern                                        3,980,000         52,984
--------------------------------------------------------------------------------
Union Pacific                                           3,120,000        158,340
--------------------------------------------------------------------------------
                                                                         211,324
                                                                       ---------

Computer Service and Software 0.9%

BMC Software *                                          1,200,000         16,800
--------------------------------------------------------------------------------
Microsoft *                                             1,770,000         76,829
--------------------------------------------------------------------------------
                                                                          93,629
                                                                       ---------
Total Business Services and Transportation                               537,962
                                                                       ---------

ENERGY 11.1%

Energy Services 0.5%

Baker Hughes                                            1,200,000         49,875
--------------------------------------------------------------------------------
                                                                          49,875
                                                                       ---------
Exploration and Production 1.2%

Unocal                                                  3,170,000        122,640
--------------------------------------------------------------------------------
                                                                         122,640
                                                                       ---------
Integrated Petroleum - Domestic 3.3%

Amerada Hess                                            1,340,000         97,904
--------------------------------------------------------------------------------


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T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                           Shares          Value
--------------------------------------------------------------------------------
                                                                    In thousands

BP Amoco ADR                                            3,830,000     $  183,361
--------------------------------------------------------------------------------
USX-Marathon                                            1,920,000         53,280
--------------------------------------------------------------------------------
                                                                         334,545
                                                                      ----------

Integrated Petroleum - International 6.1%

Chevron                                                 1,630,000        137,633
--------------------------------------------------------------------------------
Exxon Mobil                                             2,400,000        208,650
--------------------------------------------------------------------------------
Royal Dutch Petroleum                                   2,110,000        127,787
--------------------------------------------------------------------------------
Texaco                                                  2,490,000        154,691
--------------------------------------------------------------------------------
                                                                         628,761
                                                                      ----------
Total Energy                                                           1,135,821
                                                                      ----------

PROCESS INDUSTRIES 8.8%

Diversified Chemicals 2.8%

Dow Chemical                                            2,010,000         73,617
--------------------------------------------------------------------------------
DuPont                                                  2,880,000        139,140
--------------------------------------------------------------------------------
Hercules                                                3,840,000         73,200
--------------------------------------------------------------------------------
                                                                         285,957
                                                                      ----------

Specialty Chemicals 3.2%

3M                                                      1,340,000        161,470
--------------------------------------------------------------------------------
Great Lakes Chemical                                    2,110,000         78,466
--------------------------------------------------------------------------------
Pall                                                    4,120,000         87,807
--------------------------------------------------------------------------------
                                                                         327,743
                                                                      ----------

Paper and Paper Products 2.5%

International Paper                                     3,600,000        146,925
--------------------------------------------------------------------------------
Kimberly-Clark                                          1,024,000         72,387
--------------------------------------------------------------------------------
Mead                                                    1,060,000         33,257
--------------------------------------------------------------------------------
                                                                         252,569
                                                                      ----------

Forest Products 0.3%

Georgia-Pacific                                           825,000         25,678
                                                                          25,678
                                                                      ----------
Total Process Industries                                                 891,947
                                                                      ----------

BASIC MATERIALS 0.7%

Metals 0.7%

Newmont Mining                                            860,000         14,674
--------------------------------------------------------------------------------
Phelps Dodge                                              960,000         53,580
--------------------------------------------------------------------------------
Total Basic Materials                                                     68,254
                                                                      ----------

Total Common Stocks (Cost $7,644,722)                                  9,651,226
                                                                      ----------


14
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T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares              Value
--------------------------------------------------------------------------------
                                                                    In thousands

SHORT-TERM INVESTMENTS 6.5%

Money Market Funds 6.5%

Reserve Investment Fund, 6.69%#+                     663,109,716   $    663,110
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $663,110)                            663,110
                                                                   ------------

Total Investments in Securities
101.2% of Net Assets (Cost $8,307,832)                             $ 10,314,336

Other Assets Less Liabilities                                          (126,700)
                                                                   ------------

NET ASSETS                                                         $ 10,187,636
                                                                   ============

#     Seven-day yield
+     Affiliated company
*     Non-income producing
ADR   American Depository Receipt
REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                               December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value

 Affiliated companies (cost $663,110)                              $    663,110

 Other companies (cost $7,644,722)                                    9,651,226
                                                                   ------------

 Total investments in securities                                     10,314,336

Other assets                                                            449,719

Total assets                                                         10,764,055

Liabilities

Total liabilities                                                       576,419
                                                                   ------------

NET ASSETS                                                         $ 10,187,636
                                                                   ============

Net Assets Consist of:

Accumulated net investment income - net of distributions           $     (2,958)

Accumulated net realized gain/loss - net of distributions               176,573

Net unrealized gain (loss)                                            2,006,504

Paid-in-capital applicable to 412,883,018 shares of
no par value capital stock outstanding;
unlimited shares authorized                                           8,007,517
                                                                   ------------

NET ASSETS                                                         $ 10,187,636
                                                                   ============

Equity Income shares
($10,186,784,318/412,848,520 shares outstanding)                   $      24.67
                                                                   ============

Equity Income Advisor Class shares
($851,332/34,498 shares outstanding)                               $      24.68
                                                                   ============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                           Year
                                                                          Ended
                                                                       12/31/00

Investment Income (Loss)

Income
 Dividend                                                           $   262,048
 Interest (including $25,956 from affiliated companies)                  26,013
                                                                    -----------
 Total income                                                           288,061
                                                                    -----------
Expenses
 Investment management                                                   58,470
 Shareholder servicing
   Equity Income shares                                                  20,922
   Equity Income Advisor Class shares                                        --
 Prospectus and shareholder reports
   Equity Income shares                                                     517
   Equity Income Advisor Class shares                                        --
 Custody and accounting                                                     411
 Registration                                                                87
 Legal and audit                                                             35
 Trustees                                                                    24
 Miscellaneous                                                               61
                                                                    -----------
 Total expenses                                                          80,527
 Expenses paid indirectly                                                   (22)
                                                                    -----------
 Net expenses                                                            80,505
                                                                    -----------
Net investment income (loss)                                            207,556
                                                                    -----------

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
 Securities                                                           1,253,051
 Foreign currency transactions                                             (170)
                                                                    -----------
 Net realized gain (loss)                                             1,252,881
                                                                    -----------
Change in net unrealized gain or loss
 Securities                                                            (306,726)
 Other assets and liabilities
 denominated in foreign currencies                                           (8)
                                                                    -----------
 Change in net unrealized gain or loss                                 (306,734)
                                                                    -----------
Net realized and unrealized gain (loss)                                 946,147
                                                                    -----------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $ 1,153,703
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                             Year
                                                            Ended
                                                         12/31/00      12/31/99

Increase (Decrease) in Net Assets

Operations
 Net investment income (loss)                        $    207,556  $    258,429
 Net realized gain (loss)                               1,252,881     1,122,124
 Change in net unrealized gain or loss                   (306,734)     (885,673)
                                                     --------------------------
 Increase (decrease) in net assets from operations      1,153,703       494,880
                                                     --------------------------

Distributions to shareholders
 Net investment income
   Equity Income shares                                  (212,269)     (254,140)
   Equity Income Advisor Class shares                          (6)           --
 Net realized gain
   Equity Income shares                                (1,082,249)     (931,329)
   Equity Income Advisor Class shares                         (46)           --
                                                     --------------------------
 Decrease in net assets from distributions             (1,294,570)   (1,185,469)
                                                     --------------------------

Capital share transactions *
 Shares sold
   Equity Income shares                                 1,348,371     2,127,388
   Equity Income Advisor Class shares                         863            --
 Distributions reinvested
   Equity Income shares                                 1,247,137     1,142,884
   Equity Income Advisor Class shares                           1            --
 Shares redeemed
   Equity Income shares                                (4,589,049)   (3,753,520)
   Equity Income Advisor Class shares                         (33)           --
                                                     --------------------------
 Increase (decrease) in net assets from
 capital share transactions                            (1,992,710)     (483,248)
                                                     --------------------------

Net Assets
Increase (decrease) during period                      (2,133,577)   (1,173,837)
                                                     --------------------------
Beginning of period                                    12,321,213    13,495,050
                                                     --------------------------

End of period                                         $10,187,636   $12,321,213
                                                     ==========================

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                             Year
                                                            Ended
                                                         12/31/00      12/31/99

*Share information
   Shares sold
     Equity Income shares                                  56,508        78,259
     Equity Income Advisor Class shares                        35            --
   Distributions reinvested
     Equity Income shares                                  52,725        45,473
     Equity Income Advisor Class shares                        --            --
   Shares redeemed
     Equity Income shares                                (193,017)     (139,811)
     Equity Income Advisor Class shares                        (1)           --
                                                         ----------------------
   Increase (decrease) in shares outstanding              (83,750)      (16,079)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Equity Income Fund (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. The fund has two classes of shares--Equity Income, offered since October 31, 1985, and Equity Income Advisor Class, first offered on March 31, 2000. Equity Income Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Trustees, or by persons delegated by the Board, best to reflect fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

      realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Class Accounting The Equity Income Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets: no such fees were incurred during the period ended December 31, 2000. Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on a quarterly basis. Capital gain distributions are declared and paid by the fund on an annual basis.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

      Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,166,203,000 and $5,188,428,000, respectively, for the year ended December 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The reclassifications relate primarily to redemptions in-kind and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

      net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

      --------------------------------------------------------------------------
      Undistributed net realized gain                              (302,385,000)

      Paid-in-capital                                               302,385,000

      At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $8,307,832,000. Net unrealized gain aggregated $2,006,504,000 at period-end, of which $2,897,510,000 related to appreciated investments and $891,006,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $5,027,000 was payable at December 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Group (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      The manager has agreed to bear any expenses through December 31, 2001, which would cause Equity Income Advisor Class's ratio of total expenses to average net assets to exceed 1.00%. Thereafter, through December 31, 2003, Equity Income Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of total expenses to average net assets to exceed 1.00%.

      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

      and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $16,052,000 for the year ended December 31, 2000, of which $1,303,000 was payable at period-end.

      Additionally, the fund is one of several mutual funds sponsored by Price Group (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, Price Associates, and, in the case of T. Rowe Price Spectrum International, T. Rowe Price International. Spectrum Growth Fund and Spectrum Income Fund held approximately 6.9% of the outstanding Equity Income shares at December 31, 2000. For the year then ended, the Equity Income Shares were allocated $1,603,000 of Spectrum expenses, $158,000 of which was payable at period-end.

      The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $25,956,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Trustees and Equity Income Advisor Class Shareholders of T. Rowe Price Equity Income Fund

      In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Equity Income Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


      PricewaterhouseCoopers LLP

      Baltimore, Maryland
      January 19, 2001

T. ROWE PRICE EQUITY INCOME FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/00
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o     $76,052,000 from short-term capital gains,

o $1,155,648,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $236,950,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

      By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

      In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

      Checking Available on most fixed-income funds ($500 minimum).

      Automatic Investing From your bank account or paycheck.

      Automatic Withdrawal Scheduled, automatic redemptions.

      Distribution Options Reinvest all, some, or none of your distributions.

      Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*

      Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

INVESTMENT INFORMATION

      Combined Statement Overview of all your accounts with T. Rowe Price.

      Shareholder Reports Fund managers' reviews of their strategies and results.

      T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

      Performance Update Quarterly review of all T. Rowe Price fund results.

      Insights Educational reports on investment strategies and financial markets.

      Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
      Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

      * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
      ** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
--------------------------------------------------------------------------------

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS
--------------------------------------------------------------------------------

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
--------------------------------------------------------------------------------

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
--------------------------------------------------------------------------------

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
--------------------------------------------------------------------------------

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
--------------------------------------------------------------------------------

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*     Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including fees and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [V6021] is issued by Security Benefit Life Insurance Company. In New York, it [FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
--------------------------------------------------------------------------------

ADVISORY SERVICES, RETIREMENT RESOURCES

      T. Rowe Price is your full-service retirement specialist. We have developed unique advisory services that can help you meet the most difficult retirement challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials, self-help planning guides, and software tools are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

      ADVISORY SERVICES*
      --------------------------------------------------------------------------

      T. Rowe Price Retirement Income ManagerSM helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

      T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

      RETIREMENT RESOURCES
      --------------------------------------------------------------------------

      Traditional, Roth, and Rollover IRAs
      SEP-IRA and SIMPLE IRA
      Profit Sharing
      Money Purchase Pension
      "Paired" Plans (Money Purchase
        Pension and Profit Sharing Plans)
      401(k) and 403(b)
      457 Deferred Compensation

      Planning and Informational Guides

      Minimum Required Distributions Guide
      Retirement Planning Kit
      Retirees Financial Guide
      Tax Considerations for Investors

      Insights Reports

      The Challenge of Preparing for Retirement
      Financial Planning After Retirement
      The Roth IRA: A Review

      Software Packages

      T. Rowe Price Retirement Planning AnalyzerTM CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.

      T. Rowe Price Variable Annuity AnalyzerTM CD-ROM or diskette, free. To order, please call 1-800-469-5304.

      T. Rowe Price Immediate Variable Annuity (Income Account)

* Both services described below are provided by T. Rowe Price Advisory Services, Inc., a federally registered investment advisor. The services involve costs.

T. ROWE PRICE INSIGHTS REPORTS
--------------------------------------------------------------------------------

THE FUNDAMENTALS OF INVESTING

      Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660. T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

      INSIGHTS REPORTS
      --------------------------------------------------------------------------

      General Information

      The ABCs of Giving
      Back to Basics: The ABCs of Investing
      The Challenge of Preparing for Retirement
      Financial Planning After Retirement
      Getting Started: Investing With Mutual Funds
      The Roth IRA: A Review
      Tax Information for Mutual Fund Investors

      Investment Strategies

      Conservative Stock Investing
      Dollar Cost Averaging
      Equity Index Investing
      Growth Stock Investing
      Investing for Higher Yield
      Managing Risk Through Diversification
      The Power of Compounding
      Value Investing

      Types of Securities

      The Basics of International Stock Investing
      The Basics of Tax-Free Investing
      The Fundamentals of Fixed-Income Investing
      Global Bond Investing
      Investing in Common Stocks
      Investing in Emerging Growth Stocks
      Investing in Financial Services Stocks
      Investing in Health Care Stocks
      Investing in High-Yield Municipal Bonds
      Investing in Money Market Securities
      Investing in Mortgage-Backed Securities
      Investing in Natural Resource Stocks
      Investing in Science and Technology Stocks
      Investing in Small-Company Stocks
      Understanding Derivatives
      Understanding High-Yield "Junk" Bonds

      Brokerage Insights

      Combining Individual Securities With Mutual Funds
      Getting Started: An Introduction to Individual Securities
      What You Should Know About Bonds
      What You Should Know About Margin and Short-Selling
      What You Should Know About Options
      What You Should Know About Stocks

For fund and account information or to conduct transactions, 24 hours, 7 days a week By touch-tone telephone Tele*Access 1-800-638-2587 By Account Access on the Internet www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call: 1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

Invest with Confidence(R)
T.RowePrice [LOGO]

T. Rowe Price Investment Services, Inc., Distributor.          E271-050 12/31/00